Employee deferred compensation	12 Months Ended
Dec. 31, 2016
Employee deferred compensation
29 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, two-year moratorium periods on early retirement and certain other terms. All deferred compensation plans are subject to non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.
The following tables show the compensation expense for deferred compensation awards granted in 2016 and prior years that was recognized in the consolidated statements of operations during 2016, 2015 and 2014, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2016 and prior years outstanding as of December 31, 2016 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the >>>fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in February 2017 began in 2017 and thus had no impact on the 2016 consolidated financial statements.
Deferred compensation awards for 2016
In February 2017, the Group granted share awards, performance share awards and Contingent Capital Awards (CCA) as deferred compensation. Deferred compensation was awarded to employees with total compensation above CHF/USD 250,000 or the local currency equivalent.
Deferred compensation expense
in	2016	2015	2014
Deferred compensation expense (CHF million)
Share awards	628	852	939
Performance share awards	370	563	611
Contingent Capital Awards	235	430	214
Contingent Capital share awards	30	–	–
Capital Opportunity Facility awards	13	16	13
Plus Bond awards [1]	5	22	36
2011 Partner Asset Facility awards [2]	0	2	7
Restricted Cash Awards	0	39	92
Scaled Incentive Share Units [3]	0	0	(3)
2008 Partner Asset Facility awards [4]	13	34	87
Other cash awards	335	414	404
Discontinued operations	0	0	(8)
Total deferred compensation expense	1,629	2,372	2,392

Total shares delivered (million)
Total shares delivered	42.1	44.4	37.1
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2016
Estimated unrecognized compensation expense (CHF million)
Share awards	445
Performance share awards	119
Contingent Capital Awards	109
Contingent Capital share awards	24
Other cash awards	181
Total	878

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2017 for 2016.
Share awards
Share awards granted in February 2017 are similar to those granted in January 2016. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the Group share price at the time of delivery.
The Group’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
On February 15, 2017, the Group granted 37.8 million share awards with a total value of CHF 566 million. The number of share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as share awards by the average price of a Group share over the ten business days ended February 28, 2017. The fair value of each share award was CHF 15.42, the Group share price on the grant date. While share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting. The estimated unrecognized compensation expense of CHF 565 million was determined based on the fair value of the award on the grant date, includes the current estimate of future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2016		2015		2014
Share awards granted for previous years
Shares awarded (million)	37.8		28.8		37.2
Value of shares awarded (CHF million)	566		549		642
Fair value of each share awarded (CHF)	15.42	[1]	18.62	[1]	16.94	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.
In order to comply with Capital Requirements Directive IV requirements, employees who hold key roles in respect of certain Group subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for six months to three years from the date of grant, depending on the location.
On February 15, 2017, the Group granted 2.5 million blocked shares with a total value of CHF 37 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2016.
Blocked share awards granted for previous years
For compensation year	2016	2015	2014
Blocked share awards granted for previous years
Shares awarded (million)	2.5	0.6	1.6
Value of shares awarded (CHF million)	37	12	36
Share award activities
	2016		2015			2014
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	80.3	21.58	77.1		28.64	72.9	30.09
Granted	39.7	17.47	47.5	[1]	16.67	37.6	27.60
Settled	(37.7)	22.64	(40.3)		29.00	(29.5)	30.43
Forfeited	(9.1)	21.87	(4.0)		24.29	(3.9)	32.20
Balance at end of period	73.2	18.77	80.3		21.58	77.1	28.64
of which vested	8.1	–	4.7		–	6.2	–
of which unvested	65.1	–	75.6		–	70.9	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Members of the Executive Board, managing directors and all >>>material risk takers and controllers (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) received a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions. Performance share awards granted until 2015 were subject to a negative adjustment in the event of a negative strategic ROE of the Group, which was calculated based on Core Results, adjusted for the goodwill impairment charge related to the re-organization of the former Investment Banking division. However, following the change in our financial reporting structure in 2015, the strategic ROE is no longer calculated, and consequently, any negative adjustment to performance share awards is subject to the discretion of the Compensation Committee. For 2016, the calculation was based on adjusted results, which the Compensation Committee considered as the most accurate reflection of the operating performance of the businesses. There was no negative adjustment applied to performance share awards granted in 2015 and 2014 given that the 2016 divisional adjusted results and adjusted ROE of the Group were both positive.
Performance share awards granted from 2016 are subject to a negative adjustment in the event of a divisional loss by the division in which the employees worked as of December 31, 2016, or a negative ROE of the Group, whichever results in a larger adjustment. For employees in corporate functions and the Strategic Resolution Unit, the negative adjustment only applies in the event of a negative ROE of the Group and is not linked to the performance of the divisions. The basis for the ROE calculation may vary from year to year, depending on the Compensation Committee’s determination for the year in which the performance shares are granted.
On February 15, 2017, the Group granted 29.7 million performance share awards with a total value of CHF 451 million. The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the ten business days ended February 28, 2017. The fair value of each performance share award was CHF 15.42, the Group share price on the grant date. While performance share awards granted between January 1, 2014 and December 31, 2015 did not include the right to receive dividend equivalents, performance share awards granted after January 1, 2016 include the right to receive dividend equivalents, upon vesting. The estimated unrecognized compensation expense of CHF 446 million was determined based on the fair value of the award on the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period.
Performance share awards granted for previous years
For compensation year	2016		2015		2014
Performance share awards granted for previous years
Performance shares awarded (million)	29.7		21.3		30.7
Value of performance shares awarded (CHF million)	451		429		529
Fair value of each performance share awarded (CHF)	15.42	[1]	18.62	[1]	16.94	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.
Performance share award activities
	2016		2015			2014
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	55.9	21.01	48.2		26.89	41.4	25.51
Granted	21.4	18.62	32.5	[1]	16.11	24.3	28.13
Settled	(26.5)	22.67	(23.4)		26.24	(16.0)	25.27
Forfeited	(2.4)	19.64	(1.4)		21.75	(1.5)	26.28
Balance at end of period	48.4	19.11	55.9		21.01	48.2	26.89
of which vested	6.8	–	3.3		–	3.3	–
of which unvested	41.6	–	52.6		–	44.9	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Contingent Capital Awards
CCA were granted in February 2017, January 2016 and January 2015 as part of the 2016, 2015 and 2014 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period. CCA provide a conditional right to receive semi-annual cash payments of interest equivalents until settled, with rates being dependent upon the vesting period and currency of denomination:
– CCA granted in 2017, 2016 and 2015 that are denominated in US dollars and vest three, five and seven years from the date of grant receive interest rate equivalents at a rate of 4.27%, 5.41% and 5.75%, respectively, per annum over the six-month US dollar >>>London Interbank Offered Rate (LIBOR);
– CCA granted in 2017, 2016 and 2015 that are denominated in Swiss francs and vest three years from the date of grant receive interest rate equivalents at a rate of 3.17%, 4.23% and 4.85%, respectively, per annum over the six-month Swiss franc LIBOR;
– CCA granted in 2017 that are denominated in Swiss francs and vest five years from the date of grant receive interest rate equivalents at a rate of 3.03% per annum over the six-month Swiss franc LIBOR; and
– CCA granted in 2017 that are denominated in Swiss francs and vest seven years from the date of grant receive interest rate equivalents at a rate of 2.93% per annum over the six-month Swiss franc LIBOR.
The rates were set in line with market conditions at the time of grant and existing high-trigger and low-trigger contingent capital instruments that the Group has issued. For CCA granted in February 2017, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars.
As CCA qualify as going-concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by >>>FINMA. At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award currency denomination will be converted into the local currency of each respective employee.
CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero if any of the following trigger events were to occur:
– the Group’s reported common equity tier 1 (CET1) ratio falls below 7%; or
– FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
On February 15, 2017, the Group awarded CHF 229 million of CCA that will be expensed over the vesting period from the grant date. CCA were awarded as deferred variable compensation to managing directors and directors. The estimated unrecognized compensation expense of CHF 218 million was determined based on the fair value of the award on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest and will be recognized over the vesting period.
Contingent Capital Awards granted for previous years
For compensation year	2016	2015	2014
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	229	226	360
Contingent Capital share awards
In March 2016, the Group executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 226 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Contingent Capital share award activities
2016
Contingent Capital share awards (million)
Balance at beginning of period	–
Granted	16.4
Settled	(2.6)
Forfeited	(0.3)
Balance at end of period	13.5
of which vested	1.0
of which unvested	12.5
Other variable compensation
In 2016, the Group granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. These awards will be expensed over a period of up to seven years from the grant date. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.
Plus Bond awards
Managing directors and directors in the former Investment Banking division received a portion of 2012 deferred variable compensation in the form of Plus Bond awards. The Plus Bond award was essentially a fixed income instrument, denominated in US dollars, which provided a coupon payment that was commensurate with market-based pricing. Plus Bond award holders were entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of LIBOR plus 7.875% per annum until settlement. The Plus Bond settled in July 2016 based on the amount of the initial award less any portfolio losses in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards was based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities (ABS) that were held in inventory by various trading desks. The Plus Bond award plan contributed to a reduction of the Group’s >>>risk-weighted assets and constituted a risk transfer from the Group to the Plus Bond award holders. Final payout upon settlement of these awards was 100% of the amount awarded.
2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s >>>derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.
Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012.
PAF2 awards were linked to a portfolio of the Group’s credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards in March 2014, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: i) Capital Opportunity Facility (COF): participants elect for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and ii) CCA: participants elect to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards.
In March 2014, 5,084 employees converted their PAF2 holdings of CHF 684 million into CCA (CHF 516 million) and COF (CHF 168 million). Settlement of the PAF2 CCA occurred in the first half of 2016, following regulatory approvals. Final payout upon settlement of these awards was 94% of the amount awarded.
2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in the former Investment Banking division with the corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in the former Investment Banking division.
The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.
The PAF awards, which have a contractual term of eight years, are fully vested. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool. Settlement is expected to occur in the first half of 2017.
Other cash awards
Other cash awards consist of voluntary deferred compensation plans, systematic market making plans and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.
Delivered shares
In 2014, the majority of the Group’s share delivery obligations was covered through market purchases and in 2015, the Group delivered all of its shares through market purchases. In 2016, the Group’s share delivery obligations were covered mainly through the issuance of shares from conditional capital, with a portion covered by shares purchased in the market. The Group intends to cover its future share delivery obligations through market purchases.

Bank
Employee deferred compensation
28 Employee deferred compensation
Deferred compensation for employees
> Refer to “Note 29 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2016 and prior years that was recognized in the consolidated statements of operations during 2016, 2015 and 2014, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2016 and prior years outstanding as of December 31, 2016 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The recognition of compensation expenses for the deferred compensation awards granted in February 2017 began in 2017 and thus had no impact on the 2016 consolidated financial statements.
Deferred compensation expense
in	2016	2015	2014
Deferred compensation expense (CHF million)
Share awards	623	849	935
Performance share awards	369	562	610
Contingent Capital Awards	234	429	213
Contingent Capital share awards	30	–	–
Capital Opportunity Facility awards	13	16	13
Plus Bond awards [1]	5	22	36
2011 Partner Asset Facility awards [2]	0	2	7
Restricted Cash Awards	0	39	92
Scaled Incentive Share Units [3]	0	0	(3)
2008 Partner Asset Facility awards [4]	13	34	87
Other cash awards	331	398	394
Discontinued operations	0	0	(8)
Total deferred compensation expense	1,618	2,351	2,376

Total shares delivered (million)
Total shares delivered	41.5	43.8	36.5
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Including forfeitures and downward adjustments according to the plan terms and conditions.
4 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.
Estimated unrecognized deferred compensation
end of	2016
Estimated unrecognized compensation expense (CHF million)
Share awards	441
Performance share awards	119
Contingent Capital Awards	109
Contingent Capital share awards	24
Other cash awards	162
Total	855

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2017 for 2016.
Share awards
On February 15, 2017, the Bank granted 37.5 million share awards with a total value of CHF 562 million. The estimated unrecognized compensation expense of CHF 561 million was determined based on the >>>fair value of the award on the grant date, includes the current estimate of future forfeitures and will be recognized over the vesting period, subject to early retirement rules.
Share awards granted for previous years
For compensation year	2016	2015	2014
Share awards granted for previous years
Shares awarded (million)	37.5	28.7	36.9
Value of shares awarded (CHF million)	562	547	636
On February 15, 2017, the Bank granted 2.4 million blocked shares with a total value of CHF 37 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2016.
Blocked share awards granted for previous years
For compensation year	2016	2015	2014
Blocked share awards granted for previous years
Shares awarded (million)	2.4	0.6	1.5
Value of shares awarded (CHF million)	37	12	35
Share award activities
	2016		2015			2014
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	78.9	21.56	76.5		28.63	72.2	30.07
Granted	38.0	17.59	46.1	[1]	16.49	37.3	27.60
Settled	(37.1)	22.68	(39.8)		29.02	(29.1)	30.41
Forfeited	(9.1)	21.88	(3.9)		24.03	(3.9)	32.24
Balance at end of period	70.7	18.78	78.9		21.56	76.5	28.63
of which vested	8.1	–	4.7		–	6.1	–
of which unvested	62.6	–	74.2		–	70.4	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
On February 15, 2017, the Bank granted 29.5 million performance share awards with a total value of CHF 448 million. The estimated unrecognized compensation expense of CHF 443 million was determined based on the fair value of the award at the grant date, includes the current estimated outcome of the relevant performance criteria and estimated future forfeitures and will be recognized over the vesting period.
Performance share awards granted for previous years
For compensation year	2016	2015	2014
Performance share awards granted for previous years
Performance shares awarded (million)	29.5	21.2	30.3
Value of performance shares awarded (CHF million)	448	427	523
Performance share award activities
	2016		2015			2014
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	55.3	21.01	47.5		26.89	40.7	25.51
Granted	21.3	18.62	32.1	[1]	16.11	24.0	28.13
Settled	(26.3)	22.66	(23.0)		26.25	(15.8)	25.27
Forfeited	(2.3)	18.98	(1.3)		21.78	(1.4)	26.28
Balance at end of period	48.0	19.12	55.3		21.01	47.5	26.89
of which vested	6.8	–	3.3		–	3.2	–
of which unvested	41.2	–	52.0		–	44.3	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Contingent Capital Awards
On February 15, 2017, the Bank awarded CHF 228 million of Contingent Capital Awards (CCA) that will be expensed over the vesting period from the grant date. The estimated unrecognized compensation expense of CHF 216 million was determined based on the fair value of the award on the grant date and includes the current estimated outcome of the relevant performance criteria, the estimated future forfeitures and the expected semi-annual cash payments of interest and will be recognized over the vesting period.
Contingent Capital Awards granted for previous years
For compensation year	2016	2015	2014
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	228	217	355
Contingent Capital share awards
In March 2016, the Bank executed a voluntary exchange offer, under which employees had the right to voluntarily convert all or a portion of their respective CCA into Contingent Capital share awards at a conversion price of CHF 14.57. CCA holders elected to convert CHF 213 million of their CCA into Contingent Capital share awards during the election period. This fair value represented an approximate conversion rate of 15%. Each Contingent Capital share award had a grant-date fair value of CHF 14.45 and contains the same contractual term, vesting period, performance criteria and other terms and conditions as the original CCA.
Contingent Capital share award activities
2016
Contingent Capital share awards
Balance at beginning of period	–
Granted	15.5
Settled	(2.5)
Forfeited	(0.3)
Balance at end of period	12.7
of which vested	1.0
of which unvested	11.7
Other variable compensation
In 2016, the Bank granted deferred share and cash retention awards of CHF 249 million relating to the reorganization of the Global Markets and Investment Banking & Capital Markets businesses. Amortization of these awards in 2016 of CHF 118 million was recognized in the Corporate Center.